Subsequent Events (Details) $ / shares in Units, $ in Millions	Aug. 11, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($) item	Sep. 07, 2021 $ / shares
Subsequent event | Synnve Knutsen
Subsequent Event [Line Items]
Option to extend term		true
Subsequent event | Synnve Knutsen | Non-Recurring
Subsequent Event [Line Items]
Purchase price		$ 119.0
Outstanding indebtedness		87.7
Certain capitalized financing fees		$ 0.6
Subsequent event | Synnve Knutsen | Minimum
Subsequent Event [Line Items]
Number of options to extend two year periods | item		3
Option to extend term (in years)		2 years
Subsequent event | Synnve Knutsen | Maximum
Subsequent Event [Line Items]
Number of options to extend one year periods | item		9
Option to extend term (in years)		1 year
Synnove Facility | Subsequent event
Subsequent Event [Line Items]
Balloon payment to be paid		$ 71.1
Synnove Facility | London Interbank Offered Rate (LIBOR) | Subsequent event
Subsequent Event [Line Items]
Interest margin percentage		1.75%
Series A Preferred Unit | Subsequent event
Subsequent Event [Line Items]
Cash distributions	$ 1.7
Common Units | Minimum
Subsequent Event [Line Items]
Cash distributions paid in the period per unit | $ / shares			$ 0.52
Common Units | Subsequent event
Subsequent Event [Line Items]
Cash distributions paid in the period per unit | $ / shares	$ 0.52
Class B Units | Subsequent event
Subsequent Event [Line Items]
Cash distributions paid in the period per unit | $ / shares	$ 0.52
Number of units converted | shares	84,135
Units conversion ratio	1